Significant subsequent events	12 Months Ended
Mar. 31, 2014
Significant subsequent events

28. Significant subsequent events:

At a meeting of the Board of Directors held on March 26, 2014, Toyota Motor Corporation (“TMC”) resolved to establish the Toyota Mobility Foundation (the “Foundation”), a general incorporated foundation, to dispose 30,000 thousand shares of treasury stock at ¥1 per share by way of third-party allotment to a trust that is being established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock, to repurchase up to 60,000 thousand shares of TMC’s common stock at a total purchase price of up to ¥360,000 million pursuant to Article 156 of the Companies Act of Japan (the “Companies Act”) as applied pursuant to Article 165, Paragraph 3 of the Companies Act and to cancel 30,000 thousand shares of treasury stock pursuant to Article 178 of the Companies Act.

The disposition of treasury stock was subject to the approval at TMC’s 110th Ordinary General Shareholders’ Meeting held in June 2014, and the repurchase of TMC’s common stock and cancellation of treasury stock were each subject to the approval of the disposition of treasury stock at such Ordinary General Shareholders’ Meeting. Pursuant to Articles 199 and 200 of the Companies Act, the delegation to TMC’s Board of Directors of the power to decide the terms of such disposition was approved at such Ordinary General Shareholders’ Meeting held on June 17, 2014.

Presented below is additional information regarding the disposition of treasury stock, repurchase of stock, and cancellation of treasury stock.

(1) Disposition of treasury stock

Reason for disposing treasury stock -

TMC resolved at a meeting of the Board of Directors held on March 26, 2014 to establish the Foundation.

The disposition of treasury stock will be made by way of third-party allotment to a trust that is being established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.

Details of matters relating to disposition -

Kind of stock to be disposed	Common stock of TMC

Number of shares to be disposed	30,000,000 shares

Price of disposition	¥1 per share

Amount of proceeds	¥30 million

Method of disposition	Disposition by way of third-party allotment to: Japan Trustee Services Bank, Ltd. (sub-trustee, with Sumitomo Mitsui Trust Bank, Limited as trustee) 30,000,000 common shares

Delegation of power to resolve	In addition to the matters set forth above, the terms of the disposition and any other matters required in connection with the disposition of treasury stock will be resolved by the Board of Directors.

(2) Repurchase of stock

At a meeting of the Board of Directors held on June 17, 2014, TMC resolved to repurchase shares of its common stock pursuant to Article 156 of the Companies Act, as applied pursuant to Article 165, Paragraph 3 of the Companies Act, as set forth below.

Reason for repurchasing stock -

The repurchase will be made to avoid the dilution of TMC’s shares triggered by the disposition of treasury stock described in (1) above, and to effect capital efficiency and agile capital policy in view of the management environment.

Details of matters relating to repurchase -

Period of repurchase: From July 1, 2014 to August 29, 2014

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	20,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥120,000 million (maximum)

Method of acquisition	Discretionary trading by a securities company

Period of repurchase: From September 10, 2014 to October 31, 2014

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	20,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥120,000 million (maximum)

Method of acquisition	Market purchase through a trust bank

Period of repurchase: From November 10, 2014 to December 22, 2014

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	20,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥120,000 million (maximum)

Method of acquisition	Market purchase through a trust bank

(3) Cancellation of treasury stock

Reason for cancelling treasury stock -

The cancellation will be made to relieve concerns regarding the dilution of TMC’s share value due to disposition of treasury stock in the future.

Details of matters relating to cancellation -

Kind of stock to be cancelled	Common stock of TMC

Number of shares to be cancelled	30,000,000 shares

Scheduled date of cancellation	June 30, 2014